Investment Strategy	Apr. 30, 2026
Kinetics Spin-Off And Corporate Restructuring Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund is non-diversified. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders; an equity “carve-out” or
“partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin-off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund invests in both U.S. and foreign equity securities. The Fund’s investments in foreign equity securities may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed.

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Fund’s Investment Adviser believes may have the potential to be subject to a spin-off or corporate restructuring within a reasonable period of time; for example, a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Fund’s Investment Adviser believes may, based on its in-house research, have the most favorable risk/reward characteristics.

The Fund may invest in crypto assets, including bitcoin or BTC, indirectly through other investment vehicles. The Fund will not invest directly in bitcoin or other crypto assets. Certain of these vehicles may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of the 1940 Act. The Fund may contribute a portion of its indirect holdings in crypto assets to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (a “Subsidiary”). The amount of the Fund’s investment in crypto assets may be limited by law or by tax considerations. The Fund will not invest in private investment vehicles beyond the limits of the 1940 Act.

The Fund may invest indirectly in bitcoin through a Delaware statutory trust, Grayscale Bitcoin Trust ETF (“GBTC”) and through other pooled investment vehicles that provide exposure to crypto assets. GBTC is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.

In the future, the Fund may seek to gain additional exposure to crypto assets that may not produce qualifying income for the Fund under the Internal Revenue Code of 1986, as amended (the “Code”) if held directly.

The Subsidiary invests primarily in investment vehicles that provide the Fund with exposure to crypto asset investments. The Fund will invest in its Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code (“Subchapter M”). The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act, relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund. The Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Fund.

The Investment Adviser seeks to avoid short-term investing and significant portfolio turnover. The Investment Adviser utilizes its in-house research capabilities to seek to identify businesses at inflection points in their corporate life cycles with what the Investment Adviser believes are attractive risk/reward profiles. The Investment Adviser believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been "spun-off" from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Investment Adviser uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Investment Adviser pays careful attention to the limitation of sector and industry concentrations.

The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Fund held 77.09% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Fund’s Investment Adviser believes may have the potential to be subject to a spin-off or corporate restructuring within a reasonable period of time; for example, a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers.
No Load Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet. Internet and internet-related companies include companies (i) involved in software, hardware, information technology services, or infrastructure (including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Internet Portfolio invests indirectly in bitcoin through a Delaware statutory trust, the Grayscale Bitcoin Trust ETF (“Grayscale Bitcoin Trust”) and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of 1940 Act. The Internet Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization. Bitcoin exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Bitcoin Blockchain”). Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Internet Portfolio held 45.98% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026.
The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code if held directly. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Internet Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Internet Portfolio. The Internet Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Internet Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment
Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Internet Portfolio held 32.81% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
No Load Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40% of the Global Portfolio’s net assets will be invested in companies located outside the United States. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the United States. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Global Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Global Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of the 1940 Act. The Global Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Global Portfolio held 45.98% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Global Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Global Portfolio may invest in the Grayscale Bitcoin Mini Trust ETF and the Grayscale Ethereum Classic Trust.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code if held directly. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Global Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Global Portfolio. The Global Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Global Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Global Portfolio held 21.60% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.
No Load Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Paradigm Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Paradigm Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Paradigm Portfolio held 8.25% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Paradigm Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Paradigm Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the “Cayman Subsidiary”). Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.
In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) if held directly. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Paradigm Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Paradigm Portfolio. The Paradigm Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Paradigm Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Paradigm Portfolio held 69.11% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the MSCI USA Small Cap Index. The highest market capitalization of a company within the MSCI USA Small Cap Index was approximately $80 billion as of March 31, 2026. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Small Cap Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Small Cap Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Small Cap Portfolio held 3.11% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Small Cap Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Small Cap Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) if held directly. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary in a manner consistent with the limitations of the federal tax laws, rules and regulations that apply to the Small Cap Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Small Cap Portfolio. The Small Cap Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Small Cap Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Small Cap Portfolio held 56.40% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
No Load Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin. Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Market Opportunities Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Market Opportunities Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Market Opportunities Portfolio held 10.83% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Market Opportunities Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Market Opportunities Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code if held directly. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Market Opportunities Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Market Opportunities Portfolio. The Market Opportunities Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Market Opportunities Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Market Opportunities Portfolio held 47.77% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), collateralized loan obligations (“CLOs”) and senior secured corporate loans, and derivatives components. Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities (which includes CLOs and corporate loans), derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities. The Multi-Disciplinary Income Portfolio may invest in the debt tranches of CLOs. The CLO debt tranches may have any stated maturity and may be rated (at time of issuance), from “AAA” to and including “B-” (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Investment Adviser. An NRSRO is a credit rating agency that is registered with the U.S. Securities and Exchange Commission (“SEC”) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.

The Multi-Disciplinary Income Portfolio may invest up to 35% of its net assets in senior secured corporate loans, issued by either public or privately owned companies. Senior secured corporate loans will be first lien or second lien loans, have maturities of up to 8 years, and may be 100% rated below investment grade by an NRSRO.

The Multi-Disciplinary Income Portfolio may invest up to 20% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in illiquid investments.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines an investment’s current valuation, income potential, risk adjusted return and credit profile.
The Multi-Disciplinary Income Portfolio will invest in CLOs and senior secured corporate loans with a minimum initial total offering size of $250 million, that are floating rate and are U.S. dollar denominated. The Multi-Disciplinary Income Portfolio may purchase CLOs and senior secured corporate loans in both the primary and secondary markets.

The Multi-Disciplinary Income Portfolio will generally not invest more than 5% of its portfolio in any single investment measured at the time of purchase. It is intended that the Multi-Disciplinary Income Portfolio will hold between 20 to 75 investments with a position weighing between 1% to 5% per security. The Multi-Disciplinary Income Portfolio may temporarily deviate from this diversification weighting due to, among other reasons, market conditions and the initial size of the fund as determined by the Investment Adviser, in its sole discretion. The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk adjusted return profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Strategy Portfolio Concentration [Text]	The Multi-Disciplinary Income Portfolio may invest up to 35% of its net assets in senior secured corporate loans, issued by either public or privately owned companies. Senior secured corporate loans will be first lien or second lien loans, have maturities of up to 8 years, and may be 100% rated below investment grade by an NRSRO. The Multi-Disciplinary Income Portfolio may invest up to 20% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in illiquid investments.
Advisor A & C Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet. Internet and internet-related companies include companies (i) involved in software, hardware, information technology services, or infrastructure (including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Internet Portfolio invests indirectly in bitcoin through a Delaware statutory trust, the Grayscale Bitcoin Trust ETF (“Grayscale Bitcoin Trust”) and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of 1940 Act. The Internet Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization. Bitcoin exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Bitcoin Blockchain”). Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Internet Portfolio held 45.98% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code if held directly. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Internet Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.
The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Internet Portfolio. The Internet Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Internet Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Internet Portfolio held 32.81% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
Advisor A & C Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40% of the Global Portfolio’s net assets will be invested in companies located outside the United States. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the United States. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Global Portfolio may invest in companies of any size, including small and medium-sized companies.
Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Global Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of the 1940 Act. The Global Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Global Portfolio held 45.98% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Global Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Global Portfolio may invest in the Grayscale Bitcoin Mini Trust ETF and the Grayscale Ethereum Classic Trust.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code if held directly. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Global Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Global Portfolio. The Global Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Global Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Global Portfolio held 21.60% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.
Advisor A & C Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Paradigm Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Paradigm Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Paradigm Portfolio held 8.25% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Paradigm Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Paradigm Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the “Cayman Subsidiary”). Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) if held directly. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Paradigm Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Paradigm Portfolio. The Paradigm Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Paradigm Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Paradigm Portfolio held 69.11% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the MSCI USA Small Cap Index. The highest market capitalization of a company within the MSCI USA Small Cap Index was approximately $80 billion as of March 31, 2026. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.
The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Small Cap Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Small Cap Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Small Cap Portfolio held 3.11% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Small Cap Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Small Cap Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) if held directly. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary in a manner consistent with the limitations of the federal tax laws, rules and regulations that apply to the Small Cap Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Small Cap Portfolio. The Small Cap Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Small Cap Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Small Cap Portfolio held 56.40% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin. Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Market Opportunities Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Market Opportunities Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Market Opportunities Portfolio held 10.83% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026. The Market Opportunities Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Market Opportunities Portfolio may invest in the Grayscale Ethereum Classic Trust.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”).

The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.
In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code if held directly. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Market Opportunities Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Market Opportunities Portfolio. The Market Opportunities Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Market Opportunities Portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Market Opportunities Portfolio held 47.77% of its net assets in the Texas Pacific Land Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
Institutional Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least
80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International
Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and
Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet. Internet and internet-related companies include companies (i) involved in software, hardware, information technology services, or infrastructure
(including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”)
and purchase and write options for hedging purposes and/or direct investment.
The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the
Investment Adviser has determined to be of comparable quality.
The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Internet Portfolio invests indirectly in bitcoin through a Delaware statutory trust, the Grayscale
Bitcoin Trust ETF (“Grayscale Bitcoin Trust”) and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and do not receive the protections of 1940 Act. The Internet Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization.
Bitcoin exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Bitcoin Blockchain”). Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain.
The Grayscale Bitcoin Trust invests principally in bitcoin. The Internet Portfolio held 45.98% of its net assets in the Grayscale Bitcoin Trust as of March 31, 2026.
The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-
owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman
Subsidiary”).
The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under
Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio
(i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the
Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary
and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as
“Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes”
section of the SAI.
In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code if held directly. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the
Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its
Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Internet Fund as a “regulated investment company” (“RIC”) under
Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the
Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each
Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Internet Fund, each
Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.
The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Internet Portfolio. The Internet Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Internet Portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the
Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.
The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to:
high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Internet Portfolio is holding a large cash position, the
Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Internet Portfolio held 32.81% of its net assets in the Texas Pacific Land Corporation (the
“Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The
Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land
Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
Institutional Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least
65% of its net assets plus any borrowings for investment purposes in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts
(“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40% of the Global Portfolio’s net assets will be invested in companies located outside the United States. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the United States. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes
(commonly known as “P-notes”) to take positions in certain foreign securities.
The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the
Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to
100% of its assets in companies located in emerging markets.
The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.
The Global Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Global Portfolio may participate in securities lending arrangements up to
33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Global Portfolio may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Global Portfolio will not invest directly in bitcoin or other crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
Bitcoin is a type of crypto asset and is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin
Trust invests principally in bitcoin. The Global Portfolio held 15.85% of its net assets in the Grayscale
Bitcoin Trust as of March 31, 2026. The Global Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Global Portfolio may invest in the Grayscale Bitcoin Mini Trust ETF and the Grayscale Ethereum Classic Trust.
The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-
owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman
Subsidiary”).
The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the
Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio
(i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the
Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Delaware Subsidiary
and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as
“Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes”
section of the SAI.
In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code if held directly. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the
Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its
Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Global Fund as a “regulated investment company” (“RIC”) under
Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the
Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each
Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with Section 15 of the 1940 Act relating to investment advisory contracts with respect to the Subsidiaries. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each
Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The
Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Global Portfolio. The Global Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Global Portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the
Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.
The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to:
high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Global Portfolio is holding a large cash position, the
Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Global Portfolio held 21.60% of its net assets in the Texas Pacific Land Corporation (the
“Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The
Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land
Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.
Strategy Portfolio Concentration [Text]	The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.
Institutional Class Prospectus | Kinetics Paradigm Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm
Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International
Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets. This will allow the
Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm
Portfolio may also purchase and write options for hedging purposes and/or direct investment.
The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the
Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to
100% of its total assets in companies located in emerging markets.
The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/
profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm
Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Paradigm Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Paradigm Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization.
Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Blockchain. The Grayscale Bitcoin
Trust invests principally in bitcoin. The Paradigm Portfolio held 8.25% of its net assets in the
Grayscale Bitcoin Trust as of March 31, 2026. The Paradigm Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Paradigm
Portfolio may invest in the Grayscale Ethereum Classic Trust.
The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-
owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the
“Cayman Subsidiary”). Additional information regarding the tax treatment of the Fund is provided in the
“Taxes” section of the SAI.
In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) if held directly. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than
15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale
Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its
Subsidiary in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Paradigm Fund as a “regulated investment company” (“RIC”) under Subchapter M of
Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio
and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the
Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Paradigm
Portfolio. The Paradigm Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Paradigm Portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the
Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to:
high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the
Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Paradigm Portfolio held 69.11% of its net assets in the Texas Pacific Land Corporation (the
“Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The
Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land
Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap
Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks
(such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and
International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately [$11.967 billion] as of March 31,
2026. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.
The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the
Investment Adviser has determined to be of comparable quality.
The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the
Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap
Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.
The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Small Cap Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Small Cap Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.  Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization.
Bitcoin exists on the Bitcoin Network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale
Bitcoin Trust invests principally in bitcoin. The Small Cap Portfolio held 3.11% of its net assets in the
Grayscale Bitcoin Trust as of March 31, 2026. The Small Cap Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Small Cap
Portfolio may invest in the Grayscale Ethereum Classic Trust.
The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-
owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).
In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code of
1986, as amended (the “Internal Revenue Code”) if held directly. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than
15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale
Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its
Subsidiary in a manner consistent with the limitations of the federal tax laws, rules and regulations that apply to the Small Cap Fund as a “regulated investment company” (“RIC”) under Subchapter M of
Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio
and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the
Investment Adviser complies with Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiary. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors. The Subsidiary includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Small Cap
Portfolio. The Small Cap Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-
owned by the Small Cap Portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the
Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to:
high quality, U.S. short-term debt securities and money market instruments. The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the
Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Small Cap Portfolio held 56.40% of its net assets in the Texas Pacific Land Corporation (the
“Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The
Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land
Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
Institutional Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the
Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the
Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International
Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.
The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-
convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.
The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.
Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered
(referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin. Additionally, the Market Opportunities
Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
The Market Opportunities Portfolio invests indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Certain of these investment vehicles, including the Grayscale Bitcoin Trust, are not registered under the 1940 Act and do not receive the protections of the 1940 Act. The Market Opportunities Portfolio will not invest directly in bitcoin or other crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF and enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on the Bitcoin Network that hosts the Bitcoin
Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoin. The Market
Opportunities Portfolio held 10.83% of its net assets in the Grayscale Bitcoin Trust as of March 31,
2026. The Market Opportunities Portfolio may also invest in other pooled investment vehicles that provide exposure to the spot price of crypto assets. For example, the Market Opportunities Portfolio may invest in the Grayscale Ethereum Classic Trust.
The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman
Subsidiary”).
The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the
Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the
Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as
“qualified dividend income” under the Internal Revenue Code of 1986, as amended (the “Internal
Revenue Code”). The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a
“Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the
Fund is provided in the “Taxes” section of the SAI.
In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale
Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the
Internal Revenue Code if held directly. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment. However, the Portfolio’s investment in the Grayscale Bitcoin Trust may, at times, exceed 15% of its net assets, due to appreciation.
Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries in a manner that is consistent with the limitations of the federal tax laws, rules and regulations that apply to the Market Opportunities Fund as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code
(“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody, and the Investment Adviser complies with
Section 15 of the 1940 Act, relating to investment advisory contracts with respect to the Subsidiaries.
Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC.
The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Market Opportunities
Portfolio. The Market Opportunities Portfolio does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets other than entities wholly-owned by the Market Opportunities Portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the
Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.
The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Investment
Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities
Portfolio during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities
Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Market Opportunities Portfolio held 47.77% of its net assets in the Texas Pacific Land
Corporation (the “Land Corporation”) as of March 31, 2026. The Land Corporation is a corporation organized under the laws of the state of New York. One of the largest land owners in Texas, the Land
Corporation derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Corporation has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Corporation has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Strategy Portfolio Concentration [Text]	The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.